Employee benefits - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Cost of the current services	$ (28)	$ (60)
Cost of interest	(219)	(190)
Total	$ (247)	$ (250)	$ (220)